Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,956	$ 11,347	$ 25,367	$ 23,630
Net sales	12,956	11,347	25,367	23,630
Other revenues	338	275	621	700
Cost of goods sold	(3,914)	(3,429)	(7,953)	(7,151)
Gross profit	9,380	8,193	18,035	17,179
Selling, general and administration	(3,754)	(3,368)	(7,283)	(6,854)
Research and development	(2,400)	(2,441)	(4,751)	(4,501)
Other income	769	432	1,108	693
Other expense	(516)	(464)	(1,215)	(1,421)
Operating income	$ 3,479	$ 2,352	$ 5,894	$ 5,096
Profit (loss) from operating activities, as a percentage from net sales	26.90%	20.70%	23.20%	21.60%
Income from associated companies	$ 239	$ 183	$ 495	$ 306
Interest expense	(201)	(220)	(403)	(459)
Other financial income and expense	(11)	(27)	(30)	(34)
Income before taxes	3,506	2,288	5,956	4,909
Taxes	(611)	(421)	(1,002)	(869)
Net income	2,895	1,867	4,954	4,040
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	10,559	9,188	20,663	18,943
Sales to other segments	194	219	422	409
Net sales	10,753	9,407	21,085	19,352
Other revenues	321	251	591	507
Cost of goods sold	(2,902)	(2,554)	(5,966)	(5,080)
Gross profit	8,172	7,104	15,710	14,779
Selling, general and administration	(3,120)	(2,764)	(6,026)	(5,621)
Research and development	(2,179)	(2,240)	(4,316)	(4,106)
Other income	622	154	828	326
Other expense	(318)	(221)	(777)	(590)
Operating income	$ 3,177	$ 2,033	$ 5,419	$ 4,788
Profit (loss) from operating activities, as a percentage from net sales	30.10%	22.10%	26.20%	25.30%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	2,397	2,159	4,704	4,687
Sales to other segments	48	43	101	92
Net sales	2,445	2,202	4,805	4,779
Other revenues	16	22	25	35
Cost of goods sold	(1,271)	(1,158)	(2,537)	(2,614)
Gross profit	1,190	1,066	2,293	2,200
Selling, general and administration	(512)	(496)	(1,014)	(1,016)
Research and development	(221)	(201)	(435)	(395)
Other income	102	17	145	49
Other expense	(97)	(65)	(215)	(562)
Operating income	$ 462	$ 321	$ 774	$ 276
Profit (loss) from operating activities, as a percentage from net sales	19.30%	14.90%	16.50%	5.90%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Corporate
Disclosure of operating segments [line items]
Sales to other segments	(242)	(262)	(523)	(501)
Net sales	(242)	(262)	(523)	(501)
Other revenues	1	2	5	158
Cost of goods sold	259	283	550	543
Gross profit	18	23	32	200
Selling, general and administration	(122)	(108)	(243)	(217)
Other income	45	261	135	318
Other expense	(101)	(178)	(223)	(269)
Operating income	(160)	(2)	(299)	32
Income from associated companies	$ 237	$ 181	$ 493	$ 304